UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-02945

                       Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004
-------------------------------------------------------------------------------

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------

 CERTIFICATES OF DEPOSIT--21.3%
------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--1.5%
 Citibank NA,
 1.065%, 7/22/04                    $100,000,000        $   100,000,000
------------------------------------------------------------------------
 Fifth Third Bank,
 1.075%, 9/20/04                      73,900,000             73,862,318
------------------------------------------------------------------------
 Wells Fargo Bank NA:
 1.07%, 7/7/04                        50,000,000             50,000,000
 1.08%, 7/6/04                        45,000,000             45,000,000
 1.09%, 7/13/04                       40,000,000             40,000,000
                                                        ----------------
                                                            308,862,318

------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--19.8%
 Bank of Montreal
 Chicago, 1.29%,
 8/13/04                             100,000,000            100,000,000
------------------------------------------------------------------------
 Bank of Nova
 Scotia, 1.25%,
 7/29/04 1                           150,000,000            149,939,956
------------------------------------------------------------------------
 BNP Paribas, New York:
 1.195%, 7/22/04 1                   125,000,000            124,944,783
 1.31%, 8/24/04                      194,000,000            194,000,000
 1.39%, 8/5/04                        29,800,000             29,807,756
------------------------------------------------------------------------
 Calyon, New York,
 1.37%, 9/10/04                      140,000,000            140,000,000
------------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce
 NY:
 1.12%, 8/2/04                        40,000,000             40,000,000
 1.25%, 6/28/05 1                     90,000,000             89,973,052
 1.255%, 9/17/04                     100,000,000            100,000,000
 1.39%, 9/23/04                      195,000,000            195,000,000
------------------------------------------------------------------------
 Credit Lyonnais,
 New York, 1.09%,
 8/20/04                              21,000,000             21,000,000
------------------------------------------------------------------------
 Danske Bank,
 New York:
 1.11%, 7/19/04                       10,000,000             10,000,051
 1.13%, 7/21/04                       95,000,000             95,002,115
 1.221%, 7/26/04 1                   100,000,000             99,970,311
------------------------------------------------------------------------
 Deutsche Bank,
 New York, 1.12%,
 7/8/04                               73,000,000             73,000,751
------------------------------------------------------------------------
 Fortis Bank SA/
 NV, New York:
 1.25%, 9/10/04                      100,000,000            100,000,000
 1.255%, 9/16/04                     100,000,000            100,000,000


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT Continued
 HBOS Treasury
 Services, New York:
 1.28%, 8/13/04                     $ 50,000,000        $    50,000,000
 1.285%, 9/17/04                      80,000,000             80,000,000
 1.31%, 8/20/04                       30,000,000             30,000,000
 1.65%, 10/29/04                     187,000,000            187,000,000
------------------------------------------------------------------------
 Lloyds TSB Bank
 plc, New York:
 1.065%, 9/7/04                       89,000,000             88,967,084
 1.13%, 7/6/04                        83,400,000             83,400,228
------------------------------------------------------------------------
 Nordea Bank
 Finland plc,
 New York Branch:
 1.125%, 7/8/04                       50,000,000             50,000,000
 1.125%, 7/9/04                       47,500,000             47,500,000
 1.125%, 7/14/04                      50,000,000             50,000,000
 1.255%, 6/29/05 1                    73,000,000             72,974,432
------------------------------------------------------------------------
 Royal Bank of
 Canada, New York
 Branch, 1.23%,
 6/27/05 1                           150,000,000            149,955,205
------------------------------------------------------------------------
 Royal Bank of
 Scotland, New York:
 1.09%, 7/30/04                       38,000,000             38,000,000
 1.125%, 7/8/04                      165,000,000            165,000,000
------------------------------------------------------------------------
 Societe Generale,
 New York:
 1.125%, 8/23/04                     150,000,000            150,000,000
 1.141%, 6/14/05 1                   117,000,000            116,961,532
 1.26%, 9/15/04                       95,000,000             95,000,000
------------------------------------------------------------------------
 Svenska
 Handelsbanken NY:
 1.115%, 8/16/04                     100,000,000            100,000,000
 1.12%, 8/13/04                       30,000,000             30,000,000
 1.125%, 7/14/04                      52,000,000             52,000,000
 1.39%, 9/23/04                      100,000,000            100,000,000
 1.43%, 9/24/04                       95,000,000             95,000,000
------------------------------------------------------------------------
 Swedbank AB,
 New York Branch,
 1.125%, 7/12/04                     120,000,000            120,000,000
------------------------------------------------------------------------
 Toronto Dominion
 Bank, New York:
 1.29%, 8/12/04                       49,000,000             49,000,000
 1.61%, 10/14/04                     100,000,000            100,000,000


                       5 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT Continued
 UBS AG Stamford CT:
 1.10%, 9/7/04                      $ 50,000,000        $    49,983,712
 1.255%, 9/13/04                      75,000,000             75,000,767
 1.255%, 9/14/04                      96,500,000             96,501,001
 1.26%, 9/16/04                      170,000,000            170,001,810
 1.425%, 9/24/04                      40,000,000             40,000,470
                                                        ----------------
                                                          4,194,885,016
                                                        ----------------
 Total Certificates of Deposit
 (Cost $4,503,747,334)                                    4,503,747,334

------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS--17.2%
------------------------------------------------------------------------
 AB SPINTAB:
 1.07%, 7/15/04                      125,000,000            124,947,986
 1.09%, 8/5/04                        90,000,000             89,904,625
 1.095%, 8/18/04                      32,000,000             31,953,280
 1.26%, 9/9/04                        45,000,000             44,889,750
------------------------------------------------------------------------
 Calyon North
 America, Inc.:
 1.34%, 9/7/04                       100,000,000             99,746,889
 1.40%, 9/9/04                       134,200,000            133,834,678
------------------------------------------------------------------------
 Danske Corp.,
 Series A:
 1.07%, 7/12/04                       13,000,000             12,995,750
 1.09%, 7/29/04                       75,000,000             74,936,417
 1.11%, 7/7/04                        33,000,000             32,993,895
 1.12%, 7/6/04                       100,000,000             99,984,444
------------------------------------------------------------------------
 Deutsche Bank
 Financial LLC:
 1.11%, 8/20/04                       40,000,000             39,938,333
 1.12%, 7/9/04                       164,000,000            163,959,182
 1.12%, 7/12/04                      120,000,000            119,958,933
 1.12%, 8/19/04                       35,000,000             34,946,644
------------------------------------------------------------------------
 DnB NOR
 Bank ASA:
 1.24%, 8/12/04                       37,500,000             37,445,750
 1.315%, 9/2/04                       50,000,000             49,884,938
 1.35%, 8/13/04                      100,000,000             99,838,750
------------------------------------------------------------------------
 Fortis Funding LLC:
 1.27%, 8/26/04 2                     93,800,000             93,614,693
 1.27%, 9/15/04 2                    115,000,000            114,691,672


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS Continued
------------------------------------------------------------------------
 Governor & Co.
 of the Bank of
 Ireland:
 1.06%, 7/8/04 2                     $65,000,000        $    64,986,603
 1.08%, 8/6/04 2                      98,000,000             97,894,160
 1.09%, 8/16/04 2                     17,600,000             17,575,487
 1.11%, 8/2/04 2                      82,700,000             82,618,403
 1.12%, 8/23/04 2                     90,000,000             89,851,600
------------------------------------------------------------------------
 HBOS Treasury
 Services:
 1.08%, 7/1/04                         8,000,000              8,000,000
 1.095%, 8/6/04                       33,000,000             32,963,865
 1.10%, 8/4/04                        60,000,000             59,937,667
 1.11%, 8/2/04                        35,300,000             35,265,171
------------------------------------------------------------------------
 LaSalle Bank NA,
 1.14%, 8/25/04                       85,000,000             85,000,000
------------------------------------------------------------------------
 Lloyds TSB Bank
 plc, New York,
 1.39%, 9/24/04                      100,000,000            100,000,000
------------------------------------------------------------------------
 Nationwide
 Building Society:
 1.13%, 7/7/04                        20,400,000             20,396,158
 1.28%, 9/1/04                       100,000,000             99,779,556
 1.32%, 8/20/04                       50,000,000             49,908,333
 1.35%, 8/25/04                      150,000,000            149,690,625
------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.085%, 7/23/04                      90,925,000             90,864,712
 1.09%, 7/30/04                       10,000,000              9,991,219
 1.60%, 10/14/04                      58,000,000             57,729,333
 1.615%, 10/15/04                     50,000,000             49,762,236
------------------------------------------------------------------------
 Rabobank USA
 Financial Corp.,
 1.40%, 7/1/04                       124,005,000            124,005,000
------------------------------------------------------------------------
 Royal Bank of
 Canada, 1.04%,
 7/9/04                              150,000,000            149,965,333
------------------------------------------------------------------------
 Societe Generale
 North America,
 1.06%, 7/16/04                      150,000,000            149,933,750
------------------------------------------------------------------------
 Stadshypotek
 Delaware, Inc.,
 1.07%, 7/20/04 2                     50,000,000             49,971,764


                       6 | CENTENNIAL MONEY MARKET TRUST

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS Continued
------------------------------------------------------------------------
 Toronto Dominion
 Holdings, Inc.:
 1.27%, 9/3/04                      $ 50,000,000        $    49,887,111
 1.42%, 9/22/04                      125,000,000            124,590,764
------------------------------------------------------------------------
 UBS Finance
 (Delaware) LLC:
 1.07%, 7/15/04                       36,000,000             35,985,020
 1.29%, 9/7/04                        21,900,000             21,846,637
 1.30%, 9/1/04 2                      12,800,000             12,771,342
 1.30%, 9/20/04                       15,800,000             15,753,785
------------------------------------------------------------------------
 Wells Fargo
 Bank NA:
 1.04%, 7/1/04                        50,000,000             50,000,000
 1.06%, 7/2/04                        13,500,000             13,500,000
 1.11%, 7/9/04                        50,000,000             50,000,000
 1.11%, 8/20/04                      100,000,000            100,000,000
                                                        ----------------
 Total Direct Bank Obligations
 (Cost $3,650,892,243)                                    3,650,892,243

------------------------------------------------------------------------
 LETTERS OF CREDIT--0.7%
------------------------------------------------------------------------
 Barclays Bank plc,
 guaranteeing commercial
 paper of Barclays
 US Funding Corp.:
 1.135%, 7/26/04                     100,000,000             99,921,181
 1.135%, 7/27/04                      50,000,000             49,959,014
                                                        ----------------
 Total Letters of Credit
 (Cost $149,880,195)                                        149,880,195

------------------------------------------------------------------------
 SHORT-TERM NOTES--58.7%
------------------------------------------------------------------------
 ASSET-BACKED--24.9%
 Barton Capital Corp.:
 1.06%, 7/2/04 2                     100,000,000             99,997,056
 1.07%, 7/20/04 2                     49,611,000             49,582,984
 1.09%, 7/21/04 2                     35,576,000             35,554,457
 1.09%, 7/22/04 2                     36,117,000             36,094,036
 1.09%, 7/23/04 2                     50,000,000             49,966,694
------------------------------------------------------------------------
 Bryant Park
 Funding LLC:
 1.12%, 7/8/04 2                      50,000,000             49,989,111
 1.24%, 7/21/04 2                     90,000,000             89,938,000
------------------------------------------------------------------------
 Crown Point
 Capital Co.:
 1.08%, 7/16/04 2                     84,333,000             84,295,050
 1.12%, 8/6/04 2                      40,118,000             40,073,068


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 ASSET-BACKED Continued
 Eiffel Funding LLC:
 1.10%, 7/23/04 2                   $ 80,000,000        $    79,946,222
 1.105%, 7/27/04 2                    50,000,000             49,960,097
 1.13%, 8/2/04 2                       7,100,000              7,092,868
 1.23%, 8/3/04 2                      25,000,000             24,971,813
------------------------------------------------------------------------
 Fairway Finance
 Corp., 1.405%,
 9/22/04 2                           100,000,000             99,676,069
------------------------------------------------------------------------
 FCAR Owner
 Trust I:
 1.06%, 7/2/04                         9,700,000              9,699,714
 1.11%, 8/4/04                        85,000,000             84,910,892
 1.15%, 8/16/04                       85,000,000             84,875,097
 1.61%, 10/15/04                     115,000,000            114,454,836
 1.61%, 10/18/04                     135,000,000            134,341,913
------------------------------------------------------------------------
 Galaxy Funding,
 Inc.:
 1.07%, 7/16/04 2                     73,000,000             72,967,454
 1.07%, 7/19/04 2                     50,000,000             49,973,250
------------------------------------------------------------------------
 Gemini
 Securitization Corp.,
 1.08%, 7/13/04 2                     50,000,000             49,982,000
------------------------------------------------------------------------
 Gotham Funding
 Corp.:
 1.10%, 7/1/04 2                     219,551,000            219,551,000
 1.12%, 7/15/04 2                     62,569,000             62,539,191
 1.16%, 7/26/04 2                     25,024,000             25,003,842
 1.29%, 7/19/04 2                     25,000,000             24,983,875
 1.34%, 7/23/04 2                     75,000,000             74,938,583
------------------------------------------------------------------------
 GOVCO, Inc.:
 1.06%, 7/12/04 2                    150,000,000            149,951,417
 1.07%, 7/19/04 2                     23,650,000             23,637,347
 1.09%, 7/26/04 2                     60,000,000             59,954,583
------------------------------------------------------------------------
 Grampian
 Funding LLC:
 1.33%, 9/17/04 2                    150,000,000            149,567,750
 1.63%, 10/27/04 2                    32,957,000             32,780,918
------------------------------------------------------------------------
 Legacy Capital LLC:
 1.14%, 7/20/04 2                     50,000,000             49,969,917
 1.14%, 8/18/04 2                     45,196,000             45,127,302
 1.36%, 9/2/042 2                    210,373,000            209,864,405


                       7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 ASSET-BACKED Continued
 Lexington Parker
 Capital Co. LLC:
 1.08%, 7/12/04 2                   $ 24,913,000        $    24,904,779
 1.08%, 7/15/04 2                     29,452,000             29,439,630
 1.08%, 7/16/04 2                     25,072,000             25,060,718
 1.10%, 7/19/04 2                     50,632,000             50,604,152
 1.11%, 8/6/04 2                      43,000,000             42,952,270
 1.16%, 8/3/04 2                     179,296,000            179,106,894
 1.49%, 10/5/04 2                     50,000,000             49,801,333
------------------------------------------------------------------------
 Neptune Funding
 Corp.:
 1.09%, 7/16/04 2                     58,500,000             58,473,431
 1.09%, 8/4/04 2                      40,000,000             39,958,822
 1.10%, 7/2/04 2                      60,000,000             59,998,167
 1.23%, 8/12/04 2                     48,250,000             48,173,443
 1.33%, 9/17/04 2                     44,562,000             44,433,587
 1.35%, 9/20/04 2                     25,000,000             24,924,063
 1.63%, 10/15/04 2                    50,000,000             49,760,028
 1.63%, 10/18/04 2                   100,000,000             99,506,472
------------------------------------------------------------------------
 New Center
 Asset Trust:
 1.34%, 8/16/04                      100,000,000             99,828,778
 1.60%, 10/7/04                      123,000,000            122,464,267
------------------------------------------------------------------------
 Perry Global
 Funding LLC,
 Series A:
 1.07%, 7/14/04 2                     68,232,000             68,205,636
 1.075%, 7/19/04 2                   208,025,000            207,910,988
 1.10%, 7/13/04 2                     96,708,000             96,672,540
 1.17%, 7/28/04 2                     48,900,000             48,857,090
 1.21%, 8/18/04 2                      5,000,000              4,991,933
------------------------------------------------------------------------
 Preferred
 Receivables
 Funding Corp.,
 1.13%, 8/11/04 2                     13,888,000             13,870,127
------------------------------------------------------------------------
 Regency Markets
 No. 1 LLC:
 1.265%, 7/21/04 2                   111,166,000            111,087,705
 1.28%, 8/20/04 2                    134,112,000            133,868,888
 1.30%, 7/22/04 2                     45,000,000             44,965,875
 1.37%, 9/7/04 2                     122,742,000            122,422,525
------------------------------------------------------------------------
 Scaldis Capital
 LLC, 1.10%,
 7/26/04 2                           122,800,000            122,706,194
------------------------------------------------------------------------
 Sheffield
 Receivables Corp.,
 1.10%, 7/6/04 2                      75,000,000             74,988,542


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 ASSET-BACKED Continued
 Solitaire Funding
 LLC:
 1.11%, 7/28/04 2                   $ 43,154,000        $    43,118,074
 1.27%, 8/16/04 2                     65,206,000             65,100,185
 1.30%, 8/26/04 2                     90,147,000             89,966,381
 1.30%, 8/27/04 2                     26,143,000             26,089,189
------------------------------------------------------------------------
 Victory Receivables
 Corp.:
 1.10%, 7/1/04 2                      43,144,000             43,144,000
 1.11%, 7/6/04 2                      50,000,000             49,992,292
 1.12%, 7/9/04 2                      43,413,000             43,402,195
 1.23%, 7/16/04 2                     95,000,000             94,951,313
 1.25%, 7/14/04 2                     36,000,000             35,983,750
 1.31%, 8/26/04 2                     75,718,000             75,563,704
 1.35%, 9/2/04 2                      88,616,000             88,406,645
                                                        ----------------
                                                          5,281,869,416

------------------------------------------------------------------------
 CAPITAL MARKETS--9.7%
 Banc of America
 Securities LLC,
 1.23%, 7/1/04 1                     180,000,000            180,000,000
------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.:
 1.06%, 7/14/04                      130,000,000            129,950,239
 1.06%, 7/15/04                      150,000,000            149,938,167
------------------------------------------------------------------------
 Citigroup Global
 Markets Holdings,
 Inc.:
 1.06%, 7/7/04                       119,000,000            118,978,977
 1.11%, 7/19/04                       91,350,000             91,299,301
 1.12%, 7/22/04                       50,000,000             49,967,333
 1.28%, 9/16/04                       50,000,000             49,863,111
 1.28%, 9/17/04                      100,000,000             99,722,667
 1.30%, 8/13/04                       44,000,000             43,931,678
------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc.:
 1.18%, 7/2/04 3                     100,000,000            100,000,000
 1.22%, 8/23/04 3                     60,000,000             60,000,000
 1.39%, 9/20/04 3                    115,000,000            115,000,000
 1.64%, 10/8/04 3                     50,000,000             50,000,000
 1.68%, 10/18/04 3                   102,000,000            102,000,000
------------------------------------------------------------------------
 Lehman Brothers,
 Inc., 1.38%,
 12/15/04 1                          152,000,000            152,000,000


                       8 | CENTENNIAL MONEY MARKET TRUST

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 CAPITAL MARKETS Continued
 Morgan Stanley:
 1.09%, 7/7/04                      $150,000,000        $   149,972,750
 1.15%, 7/23/04                       25,000,000             24,982,431
 1.25%, 8/27/04 1                    169,800,000            169,800,000
 1.40%, 8/27/04                       78,600,000             78,425,770
------------------------------------------------------------------------
 Wachovia Securities
 LLC, 1.30%,
 12/22/04 1                          140,000,000            140,000,000
                                                        ----------------
                                                          2,055,832,424

------------------------------------------------------------------------
 COMMERCIAL BANKS--2.6%
 Bank of America
 Corp., 1.30%,
 8/12/04                              38,000,000             37,942,367
------------------------------------------------------------------------
 J.P. Morgan
 Chase & Co.:
 1.06%, 7/2/04                        85,000,000             84,997,497
 1.30%, 8/12/04                      140,000,000            139,787,667
 1.31%, 8/17/04                      139,000,000            138,762,271
------------------------------------------------------------------------
 National Australia
 Funding
 (Delaware), Inc.,
 1.06%, 7/1/04                        50,000,000             50,000,000
------------------------------------------------------------------------
 National City
 Credit Corp.,
 1.05%, 7/1/04                       100,000,000            100,000,000
                                                        ----------------
                                                            551,489,802

------------------------------------------------------------------------
 COMMERCIAL FINANCE--0.3%
 Caterpillar Financial
 Services Corp.,
 Series F:
 1.24%, 1/14/05 1                     20,000,000             20,015,461
 1.45%, 4/25/05 1                     35,000,000             35,092,740
------------------------------------------------------------------------
 Private Export
 Funding Corp.,
 1.12%, 8/19/04 2                     16,455,000             16,429,915
                                                        ----------------
                                                             71,538,116

------------------------------------------------------------------------
 CONSUMER FINANCE--0.1%
 American Express
 Credit Corp.,
 Series B, 1.373%,
 12/16/04 1                           10,000,000             10,006,867


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.5%
 General Electric
 Capital Corp.:
 1.06%, 7/20/04                     $160,000,000        $   159,910,489
 1.08%, 8/5/04                       150,000,000            149,842,500
 1.34%, 9/7/04                        26,500,000             26,432,926
 1.60%, 10/12/04                      15,000,000             14,931,333
------------------------------------------------------------------------
 General Electric
 Capital Services:
 1.09%, 7/28/04                      140,000,000            139,885,550
 1.30%, 9/9/04                        90,000,000             89,772,500
------------------------------------------------------------------------
 Greenwich Capital
 Holdings, Inc.:
 1.35%, 8/25/04                       40,000,000             39,917,500
 1.58%, 10/8/04                       96,500,000             96,080,708
------------------------------------------------------------------------
 Household Finance
 Corp.:
 1.60%, 10/13/04                      85,200,000             84,806,187
 1.60%, 10/14/04                     100,000,000             99,533,333
------------------------------------------------------------------------
 Prudential Funding
 LLC, 1.12%,
 8/4/04                               50,000,000             49,947,111
                                                        ----------------
                                                            951,060,137

------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
 SBC International,
 Inc.:
 1.14%, 7/12/04 2                     42,510,000             42,495,192
 1.14%, 7/13/04 2                     25,000,000             24,990,500
 1.27%, 7/22/04 2                     50,000,000             49,962,958
                                                        ----------------
                                                            117,448,650

------------------------------------------------------------------------
 INSURANCE--6.4%
 ING America
 Insurance
 Holdings, Inc.:
 1.06%, 7/6/04                        25,000,000             24,996,319
 1.08%, 7/20/04                       46,570,000             46,543,455
 1.09%, 7/22/04                       36,350,000             36,326,887
 1.09%, 7/28/04                       50,000,000             49,959,125
 1.10%, 7/27/04                       29,000,000             28,976,961
 1.32%, 8/16/04                       50,000,000             49,915,667
 1.60%, 10/18/04                      30,000,000             29,854,667


                       9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 INSURANCE Continued
 Jackson National
 Life Global
 Funding, Series
 2004-6, 1.21%,
 7/15/04 1,4                        $ 50,000,000        $    50,000,000
------------------------------------------------------------------------
 Jackson National
 Life Insurance Co.:
 1.11%, 3/1/05 1                      70,000,000             70,000,000
 1.12%, 7/30/04 1                     48,000,000             48,000,000
------------------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.:
 1.30%, 8/4/04 2                      90,000,000             89,889,500
 1.30%, 8/5/04 2                      50,000,000             49,936,806
------------------------------------------------------------------------
 MetLife Funding,
 Inc.:
 1.07%, 7/14/04                      135,463,000            135,410,659
 1.08%, 7/21/04                      100,000,000             99,940,000
------------------------------------------------------------------------
 Metropolitan Life
 Global Funding I,
 Series 2003-5,
 1.249%, 7/15/04 1,3                  69,400,000             69,400,000
------------------------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.16%, 1/31/05 1                    165,000,000            165,000,000
------------------------------------------------------------------------
 Security Life of
 Denver Insurance
 Co.:
 1.21%, 10/27/04 1                    65,000,000             65,000,000
 1.21%, 12/17/04 1                   100,000,000            100,000,000
 1.31%, 8/18/04 1                     72,600,000             72,600,000
------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.:
 1.21%, 7/1/04 1,3                    16,000,000             16,000,000
 1.21%, 7/1/04 1,3                    15,000,000             15,000,000
 1.21%, 7/1/04 1,3                    50,000,000             50,000,000
                                                        ----------------
                                                          1,362,750,046

------------------------------------------------------------------------
 LEASING & FACTORING--0.4%
 American Honda
 Finance Corp.:
 1.208%, 11/19/04 1,4                 40,000,000             39,998,451
 1.31%, 12/6/04 1,4                   50,000,000             49,997,847
                                                        ----------------
                                                             89,996,298


                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--9.2%
 K2 (USA) LLC:
 1.07%, 7/6/04 2                    $  5,800,000        $     5,799,138
 1.07%, 7/19/04 2                      8,700,000              8,695,346
 1.07%, 7/20/04 2                     15,000,000             14,991,529
 1.09%, 7/15/04 2                     50,000,000             49,978,222
 1.09%, 7/22/04 2                     11,600,000             11,592,624
 1.10%, 8/4/04 2                      11,400,000             11,388,157
 1.15%, 7/7/04 2                      60,600,000             60,588,385
 1.189%, 7/15/04 1,4                  35,000,000             34,999,598
 1.24%, 9/20/04 1,4                   50,000,000             49,997,775
 1.28%, 8/23/04 2                     16,100,000             16,069,660
 1.30%, 8/31/04 2                     50,000,000             49,889,861
 1.62%, 10/25/04 2                    45,000,000             44,765,100
------------------------------------------------------------------------
 LINKS Finance LLC:
 1.10%, 8/5/04 2                      40,000,000             39,957,222
 1.18%, 10/15/04 1,4                 100,000,000            100,000,000
 1.24%, 1/21/05 1,4                   90,000,000             89,989,995
 1.26%, 8/25/04 1,4                   50,000,000             49,998,493
 1.26%, 9/30/04 1,4                   75,000,000             74,996,270
------------------------------------------------------------------------
 Parkland (USA) LLC:
 1.09%, 11/19/04 1,4                  50,000,000             50,000,000
 1.219%, 10/15/04 1,4                 40,000,000             39,998,842
 1.219%, 1/14/05 1,4                  23,000,000             22,998,759
 1.32%, 9/30/04 1,4                   50,000,000             49,998,757
 1.588%, 12/10/04 1,4                 50,000,000             49,997,787
------------------------------------------------------------------------
 RACERS Trust,
 Series 2004-6-MM,
 1.28%, 7/22/04 1,4                  156,500,000            156,500,000
------------------------------------------------------------------------
 Sigma Finance, Inc.:
 1.06%, 12/20/04 1,4                  87,000,000             86,991,723
 1.07%, 12/1/04 1,4                  100,000,000             99,993,730
 1.09%, 7/29/04 2                     47,000,000             46,960,154
 1.10%, 12/6/04 1,4                   40,000,000             39,996,565
 1.13%, 7/12/04 2                      3,400,000              3,398,826
 1.18%, 12/15/04 1,4                  75,000,000             74,994,870
 1.229%, 6/17/05 1,4                  90,000,000             89,982,690
 1.234%, 5/17/05 1,4                  50,000,000             49,989,041
 1.27%, 11/26/04 1,4                 150,000,000            149,990,926
 1.34%, 9/16/04 2                      3,000,000              2,991,402
------------------------------------------------------------------------
 Ticonderoga
 Funding LLC:
 1.26%, 7/22/04 4                     96,877,000             96,805,795
 1.31%, 7/28/04 4                     50,000,000             49,950,875
 1.31%, 7/29/04 4                     70,650,000             70,578,016
                                                        ----------------
                                                          1,945,816,133
                                                        ----------------
 Total Short-Term Notes
 (Cost $12,437,807,889)                                  12,437,807,889


                       10 | CENTENNIAL MONEY MARKET TRUST

                                       PRINCIPAL                  VALUE
                                          AMOUNT             SEE NOTE 1
------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.7%
------------------------------------------------------------------------
 Federal Home
 Loan Bank:
 1.40%, 4/1/05                      $ 35,000,000        $    34,987,578
 1.50%, 2/28/05                       50,000,000             50,000,000
------------------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.375%, 2/18/05                      50,000,000             50,000,000
 1.40%, 2/25/05                       25,000,000             25,000,000
 1.55%, 5/4/05                        35,000,000             35,000,000
 1.60%, 5/13/05                       25,000,000             25,000,000
 1.66%, 5/20/05                       50,000,000             50,000,000
 1.75%, 5/23/05                      100,000,000            100,000,000
------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 1.03%, 7/1/04                        60,000,000             60,000,000
 1.05%, 7/8/04                        58,000,000             57,988,158
 1.10%, 8/2/04                        30,000,000             29,970,664
 1.61%, 10/1/04                       50,000,000             49,794,278
                                                        ----------------
 Total U.S. Government Agencies
 (Cost $567,740,678)                                        567,740,678

------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST
 $21,310,068,339)                          100.6%        21,310,068,339
------------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                               (0.6)          (119,189,549)
                                    ------------------------------------
 NET ASSETS                                100.0%       $21,190,878,790
                                    ====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,896,040,140, or 27.82% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,718,746,805 or 8.11% of the Trust's net assets as of June 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS




                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $21,310,068,339)--
 see accompanying statement of investments                      $21,310,068,339
--------------------------------------------------------------------------------
 Cash                                                                45,440,493
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                  31,561,438
 Interest                                                            15,027,370
 Other                                                                  917,994
                                                                ----------------
 Total assets                                                    21,403,015,634

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                             153,135,592
 Investments purchased                                               49,794,278
 Dividends                                                            4,137,527
 Transfer and shareholder servicing agent fees                        2,195,815
 Distribution and service plan fees                                   1,632,953
 Shareholder communications                                           1,004,865
 Trustees' compensation                                                  58,471
 Other                                                                  177,343
                                                                ----------------
 Total liabilities                                                  212,136,844

--------------------------------------------------------------------------------
 NET ASSETS                                                     $21,190,878,790
                                                                ===============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                $21,190,878,790
                                                                ----------------
 NET ASSETS--applicable to 21,191,290,718
 shares of beneficial interest outstanding                      $21,190,878,790
                                                                ================

--------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE
 AND OFFERING PRICE PER SHARE                                             $1.00



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       12 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                          $252,111,653

--------------------------------------------------------------------------------

 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                     75,083,207
--------------------------------------------------------------------------------
 Service plan fees                                                   45,061,732
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                       27,202,583
--------------------------------------------------------------------------------
 Shareholder communications                                           1,231,986
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            262,542
--------------------------------------------------------------------------------
 Trustees' compensation                                                 101,919
--------------------------------------------------------------------------------
 Other                                                                  748,382
                                                                   -------------
 Total expenses                                                     149,692,351
 Less reduction to custodian expenses                                   (14,552)
 Less payments and waivers of expenses                              (35,313,692)
                                                                   -------------
 Net expenses                                                       114,364,107

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              137,747,546

--------------------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                                        35,294

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $137,782,840
                                                                   =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                 2004                  2003
--------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment income                    $   137,747,546       $   270,905,285
--------------------------------------------------------------------------------
 Net realized gain                                 35,294             1,311,090
                                          --------------------------------------
 Net increase in net assets resulting
 from operations                              137,782,840           272,216,375

--------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Dividends from net investment income        (137,747,546)         (270,905,285)
--------------------------------------------------------------------------------
 Distributions from net realized gain                  --            (1,155,761)

--------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions                              (1,827,754,177)        1,282,503,396

--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase (decrease)                 (1,827,718,883)        1,282,658,725
--------------------------------------------------------------------------------
 Beginning of period                       23,018,597,673        21,735,938,948
                                          --------------------------------------
 End of period                            $21,190,878,790       $23,018,597,673
                                          ======================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       14 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                  2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain              .01        .01        .02        .06       .05
 -----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.01)      (.01)      (.02)      (.06)     (.05)
 Distributions from net realized gain                  --         -- 1       -- 1       --        --
                                                    --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.01)      (.01)      (.02)      (.06)      (.05)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
                                                    ==================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                      0.61%      1.20%      1.99%      5.51%      5.36%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $21,191    $23,019    $21,736    $22,210    $18,734
------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $22,509    $22,783    $22,947    $20,830    $18,537
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                               0.61%      1.19%      1.97%      5.34%      5.20%
 Total expenses                                      0.67%      0.66%      0.69%      0.67%      0.67%
 Expenses after payments and waivers and
 reduction to custodian expenses                     0.51%      0.40%      0.66%       N/A 4      N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       15 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 UNDISTRIBUTED NET     UNDISTRIBUTED      ACCUMULATED LOSS
                 INVESTMENT INCOME    LONG-TERM GAIN          CARRYFORWARD
                 ---------------------------------------------------------
                 $4,201,505                      $--                   $--

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. Accordingly, the following amounts have been reclassified for June 30, 2004. Net assets of the Trust were unaffected by the reclassifications.

                                        REDUCTION TO
                                     ACCUMULATED NET
                 INCREASE TO           REALIZED GAIN
                 PAID-IN CAPITAL    ON INVESTMENTS 1
                 -----------------------------------
                 $35,294                     $35,294

 1. $35,294, all of which was long-term capital gain, was distributed in connection with Trust share redemptions.




                       16 | CENTENNIAL MONEY MARKET TRUST

 The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                             YEAR ENDED      YEAR ENDED
                                          JUNE 30, 2004   JUNE 30, 2003
        ---------------------------------------------------------------
        Distributions paid from:
        Ordinary income                    $137,747,546    $270,905,285
        Long-term capital gain                       --       1,155,761
                                           ----------------------------
        Total                              $137,747,546    $272,061,046
                                           ============================

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
 -------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.
 -------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
 -------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JUNE 30, 2004              YEAR ENDED JUNE 30, 2003
                                   SHARES               AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
 Sold                      56,512,425,972     $ 56,512,425,972     54,901,317,706   $ 54,901,317,706
 Dividends and/or
 distributions reinvested     137,480,535          137,480,535        270,468,383        270,468,383
 Redeemed                 (58,477,660,684)     (58,477,660,684)   (53,889,282,693)   (53,889,282,693)
                          ---------------------------------------------------------------------------
 Net increase (decrease)   (1,827,754,177)    $ (1,827,754,177)     1,282,503,396   $  1,282,503,396
                          ===========================================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $27,230,989 to SSI for services to the Trust.
--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. In the investment advisory agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $35,313,692, for the year ended June 30, 2004. Effective November 25, 2003, the expense limitation was terminated.

                       18 | CENTENNIAL MONEY MARKET TRUST

    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $577,400,000, which represents 2.72% of the Trust's net assets.




                       19 | CENTENNIAL MONEY MARKET TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:
 We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




 DELOITTE & TOUCHE LLP

 Denver, Colorado
 August 13, 2004


                       20 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2004. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.




                       21 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUST, LENGTH OF SERVICE, TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER
AGE                           OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
                              BY TRUSTEE

INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                      6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                              EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                              HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                              REMOVAL.

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking
Vice Chairman (since 2003)    companies: Cherry Creek Mortgage Company (since
and Trustee (since 2000)      1991), Centennial State Mortgage Company (since
Age: 67                       1994), The El Paso Mortgage Company (since 1993),
                              Transland Financial Services, Inc. (since 1997);
                              Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since
                              1995), Ambassador Media Corporation and Broadway
                              Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991).
                              Mr. Armstrong is also a Director/Trustee of Campus
                              Crusade for Christ and the Bradley Foundation.
                              Formerly a director of the following: Storage
                              Technology Corporation (a publicly- held computer equipment company) (1991-February 2003), and
                              International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                              (1995-June 1999); a U.S. Senator (January
                              1979-January 1991). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

ROBERT G. AVIS,               Formerly, Director and President of A.G. Edwards
Trustee (since 1990)          Capital, Inc. (General Partner of private equity
Age: 73                       funds) (until February 2001); Chairman, President
                              and Chief Executive Officer of A.G. Edwards
                              Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                              Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                              Chairman of A.G. Edwards Trust Company and A.G.E.
                              Asset Management (investment advisor) (until March
                              1999); and a Director (until March 2000) of A.G.
                              Edwards & Sons and A.G. Edwards Trust Company.
                              Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,              Formerly Assistant Secretary and a director
Trustee (since 1998)          (December 1991-April 1999) of Centennial Asset
Age: 67                       Management Corporation; President, Treasurer and a
                              director (June 1989-April 1999) of Centennial
                              Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March
                              1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,            A member of The Life Guard of Mount Vernon, George
Trustee (since 2000)          Washington's home (since June 2000). Formerly
Age: 65                       Director (March 2001-May 2002) of Genetic ID, Inc.
                              and its subsidiaries (a privately held biotech company); a partner (July 1974- June 1999) with PricewaterhouseCoopers LLP (an accounting firm);
                              and Chairman (July 1994-June 1998) of Price
                              Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                Director (since February 1998) of Rocky Mountain
Trustee (since 1990)          Elk Foundation (a not-for-profit foundation); a
Age: 62                       director (since 1997) of Putnam Lovell Finance
                              (finance company); a director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                              Pharmaceuticals (a privately held company);
                              Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                              October 1995) of the Manager; President, Chief
                              Executive Officer and a director (until October
                              1995) of

                       22 | CENTENNIAL MONEY MARKET TRUST

JON S. FOSSEL,                Oppenheimer Acquisition Corp., Shareholders
Continued                     Services Inc. and Shareholder Financial Services,
                              Inc. Oversees 38 portfolios in the
                              OppenheimerFunds complex.

SAM FREEDMAN,                 Director of Colorado Uplift (a non-profit charity)
Trustee (since 1996)          (since September 1984). Formerly (until October
Age: 63                       1994) Mr. Freedman held several positions in
                              subsidiary or affiliated companies of the Manager.
                              Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,          Trustee of Monterey International Studies (an
Trustee (since 2002)          educational organization) (since February 2000); a
Age: 57                       director of The California Endowment (a
                              philanthropic organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                              (educational organization) (since February 2002);
                              a director of America Funds Emerging Markets
                              Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First
                              Boston's Sprout venture capital unit. Mrs.
                              Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan. Formerly, Trustee of
                              MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April 1987-May 2004) (investment companies); member of the investment committee
                              (2000-2003) of Hartford Hospital; an advisor
                              (2000-2003) to Unilever (Holland)'s pension fund;
                              and President (February 1991-April 2000) of ARCO
                              Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,             Chairman, Chief Executive Officer and director of
Trustee (since 2002)          Steele Street State Bank (a commercial banking
Age: 59                       entity) (since August 2003), Colorado UpLIFT (a
                              non-profit organization) (since 1986); a trustee
                              (since 2000) of the Gallagher Family Foundation
                              (non-profit organization). Formerly a director of Jones Knowledge, Inc. (a privately held company)
                              (2001-July 2004), and U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004),
                              Chairman of U.S. Bank-Colorado (a subsidiary of
                              U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                              Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee of MassMutual Institutional Funds (since
Trustee (since 2000)          1996) and MML Series Investment Fund (since 1987)
Age: 62                       (both open-end investment companies) and the
                              Springfield Library and Museum Association (since
                              1995) (museums) and the Community Music School of
                              Springfield (music school) (since 1996); Trustee
                              (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since
                              1994) for the Worcester Polytech Institute
                              (private university); and President and Treasurer
                              (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community
                              Foundation of Western Massachusetts (1998 - 2003);
                              Chairman (January 1999-July 1999) of SIS & Family
                              Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January
                              1999-July 1999) of Peoples Heritage Financial
                              Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS
                              6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR.
                              GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RICHARD GRABISH,              Senior Vice President, Assistant Director of Sales
Trustee (since 2001)          and Marketing (since March 1997), and Manager of
Age: 55                       Private Client Services (since June 1985) for A.G.
                              Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive



                       23 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------


RICHARD GRABISH,              Officer (since March 2001) of A.G. Edwards Trust
Continued                     Company; Director (since March 1988) of A.G.
                              Edwards & Sons, Inc. Formerly (until March 1987)
                              President and Vice Chairman of A.G. Edwards Trust
                              Company. Oversees 6 portfolios in the
                              OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                   TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                              NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                              INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                              REMOVAL.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and director
President (since 2001)        (since June 2001) and President (since September
and Trustee (since 2003)      2000) of the Manager; President and a director or
Age: 55                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. (the Manager's parent holding
                              company) and of Oppenheimer Partnership Holdings,
                              Inc. (a holding company subsidiary of the
                              Manager); a director (since November 2001) of
                              OppenheimerFunds Distributor, Inc. (a subsidiary
                              of the Manager); Chairman and a director (since
                              July 2001) of Shareholder Services, Inc. and of
                              Shareholder Financial Services, Inc. (transfer
                              agent subsidiaries of the Manager); President and
                              a director (since July 2001) of OppenheimerFunds
                              Legacy Program (a charitable trust program
                              established by the Manager); a director of the
                              following investment advisory subsidiaries of the
                              Manager: OFI Institutional Asset Management, Inc.,
                              Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and a director
                              (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President (since
                              February 1997) of Massachusetts Mutual Life
                              Insurance Company (the Manager's parent company);
                              a director (since June 1995) of DLB Acquisition
                              Corporation (a holding company that owns the
                              shares of Babson Capital Management LLC); a
                              member of the Investment Company Institute's Board
                              of Governors (elected to serve from October 3,
                              2003 through September 30, 2006). Formerly, Chief
                              Operating Officer (September 2000-June 2001) of
                              the Manager; President and trustee (November
                              1999-November 2001) of MML Series Investment Fund
                              and MassMutual Institutional Funds (open-end
                              investment companies); a director (September
                              1999-August 2000) of C.M. Life Insurance Company;
                              President, Chief Executive Officer and director
                              (September 1999-August 2000) of MML Bay State Life
                              Insurance Company; a director (June 1989-June
                              1998) of Emerald Isle Bancorp and Hibernia Savings
                              Bank (a wholly-owned subsidiary of Emerald Isle
                              Bancorp). Oversees 73 portfolios as
                              Trustee/Director and 10 portfolios as Officer in
                              the OppenheimerFunds complex.
--------------------------------------------------------------------------------

OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MS. WOLF, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

CAROL E. WOLF,                Senior Vice President of OppenheimerFunds, Inc.
Vice President (since 1990)   (since June 2000) and of HarbourView Asset
Age: 52                       Management Corporation (since 6/39/03); an officer
                              of 6 portfolios in the OppenheimerFunds complex.
                              Formerly Vice President of OppenheimerFunds, Inc.
                              (June 1990 - June 2000).


                       24 | CENTENNIAL MONEY MARKET TRUST

BARRY D. WEISS,               Vice President of OppenheimerFunds, Inc. (since
Vice President (since 2001)   July 2001) and of HarbourView Asset Management
Age: 40                       Corporation (since June 2003); an officer of 6
                              portfolios in the OppenheimerFunds complex.
                              Formerly Assistant Vice President and Senior
                              Credit Analyst of the Manager (February 2000-June
                              2001). Prior to joining the Manager in February
                              2000, he was Associate Director, Structured
                              Finance, Fitch IBCA Inc. (April 1998 - February
                              2000).

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer of HarbourView
Age: 44                       Asset Management Corporation, Shareholder
                              Financial Services, Inc., Shareholder Services,
                              Inc., Oppenheimer Real Asset Management
                              Corporation, and Oppenheimer Partnership Holdings,
                              Inc. (since March 1999), of OFI Private
                              Investments, Inc. (since March 2000), of
                              OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (since May 2000), of OFI
                              Institutional Asset Management, Inc. (since
                              November 2000), and of OppenheimerFunds Legacy
                              Program (a Colorado non-profit corporation) (since
                              June 2003); Treasurer and Chief Financial Officer
                              (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant
                              Treasurer (since March 1999) of Oppenheimer
                              Acquisition Corp. Formerly Assistant Treasurer of
                              Centennial Asset Management Corporation (March
                              1999-October 2003) and OppenheimerFunds Legacy
                              Program (April 2000-June 2003); Principal and
                              Chief Operating Officer (March 1995-March 1999) at
                              Bankers Trust Company-Mutual Fund Services
                              Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and
Vice President and Secretary  General Counsel (since February 2002) of the
(since 2001)                  Manager; General Counsel and a director (since
Age: 56                       November 2001) of the Distributor; General Counsel
                              (since November 2001) of Centennial Asset
                              Management Corporation; Senior Vice President and
                              General Counsel (since November 2001) of
                              HarbourView Asset Management Corporation;
                              Secretary and General Counsel (since November
                              2001) of Oppenheimer Acquisition Corp.; Assistant
                              Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                              Partnership Holdings, Inc.; a director (since
                              November 2001) of Oppenheimer Real Asset
                              Management, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                              Services, Inc., OFI Private Investments, Inc. and
                              OFI Trust Company; Vice President (since November
                              2001) of OppenheimerFunds Legacy Program; Senior
                              Vice President and General Counsel (since November
                              2001) of OFI Institutional Asset Management, Inc.;
                              a director (since June 2003) of OppenheimerFunds
                              (Asia) Limited. Formerly Senior Vice President
                              (May 1985-December 2003), Acting General Counsel
                              (November 2001-February 2002) and Associate
                              General Counsel (May 1981-October 2001) of the
                              Manager; Assistant Secretary of Shareholder
                              Services, Inc. (May 1985-November 2001),
                              Shareholder Financial Services, Inc. (November
                              1989-November 2001); and OppenheimerFunds
                              International Ltd. (October 1997-November 2001).
                              An officer of 83 portfolios in the
                              OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer
Vice President (since 2004)   (since March 2004) of the Manager; Vice
Age: 53                       President (since June 1983) of OppenheimerFunds
                              Distributor, Inc., Centennial Asset Management
                              Corporation and Shareholder Services, Inc.
                              Formerly (until February 2004) Vice President and
                              Director of Internal Audit of OppenheimerFunds,
                              Inc. An officer of 83 portfolios in the
                              OppenheimerFunds complex.


THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                       25 | CENTENNIAL MONEY MARKET TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $55,000 in fiscal 2004 and $52,700 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $45,744 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $56,614 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)